Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Abstract]
Depreciation expenses	$ 163,925	$ 137,983	$ 99,713
Direct cost	941,991	961,080	947,183
Employee compensation and benefits	212,887	223,646	260,118
Other expenses	133,249	60,896	57,459
Research and development expenses	$ 1,452,052	$ 1,383,605	$ 1,364,473